Vessels in Operation (Details Narrative) $ in Thousands	1 Months Ended	2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended				7 Months Ended	12 Months Ended
	Feb. 09, 2021 USD ($)	Feb. 29, 2020 USD ($)	Feb. 21, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Apr. 28, 2021 USD ($)	Apr. 26, 2021 USD ($)	May 25, 2021 USD ($)	May 17, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 28, 2021 USD ($)	Jul. 03, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jul. 20, 2020 USD ($)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Vessel impairment losses										$ 0			$ 8,497
Advances for vessels acquisitions and other additions										27,645					$ 1,364
Ballast water treatments and other additions amount										$ 1,828					$ 1,364
New Hayfin Credit Facility [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral										20
Other Loan Facilities [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral										28
La Tour [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment										$ 16,514
Net gain from vessel sale										$ 7,770
Year built										2001
Capacity in TEUs										2,272
GSL Melita [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date										May 25, 2021
Year built										2001
Capacity in TEUs										6,008
Vessel acquisition cost								$ 15,500
GSL Tegea [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date										May 17, 2021
Year built										2001
Capacity in TEUs										6,008
Vessel acquisition cost									$ 15,500
GSL Violetta [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date										Apr. 28, 2021
Year built										2000
Capacity in TEUs										6,008
Vessel acquisition cost						$ 17,300
GSL Maria [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date										Apr. 28, 2021
Year built										2001
Capacity in TEUs										6,008
Vessel acquisition cost						$ 16,600
GSL Arcadia [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date										Apr. 26, 2021
Year built										2000
Capacity in TEUs										6,008
Vessel acquisition cost							$ 18,000
GSL Dorothea [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date										Apr. 26, 2021
Year built										2001
Capacity in TEUs										6,008
Vessel acquisition cost							$ 15,500
Utrillo [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment														$ 3,411
GSL Matisse [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment												$ 3,441
GSL Nicoletta [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date										Feb. 21, 2020
Year built										2002
Capacity in TEUs										6,840
Vessel acquisition cost			$ 12,660
GSL Christen [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date										Jan. 29, 2020
Year built										2002
Capacity in TEUs										6,840
Vessel acquisition cost		$ 13,000
GSL Matisse And Utrillo [Member]
Property, Plant and Equipment [Line Items]
Vessel impairment losses				$ 912	$ 7,585								$ 8,497
GSL Matisse And Utrillo [Member] | Unamortized Drydocking Costs [Member]
Property, Plant and Equipment [Line Items]
Vessel impairment losses					$ 38
Seven Vessels [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	6,000
Vessel acquisition cost	$ 116,000
Twelve Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel acquisition cost											$ 233,890
Advances for vessels acquisitions and other additions										$ 25,817